Operating Segment Information - Schedule of Revenue from Customers (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)		Dec. 31, 2023 CNY (¥)
Schedule of Revenue from Customers [Line Items]
Revenue from customers	¥ 436,644		$ 62,439	¥ 908,310		¥ 172,967
Customer A [Member]
Schedule of Revenue from Customers [Line Items]
Revenue from customers	436,644		62,439	229,895		107,323
Customer B [Member]
Schedule of Revenue from Customers [Line Items]
Revenue from customers		[1]		678,415	[1]
Customer C [Member]
Schedule of Revenue from Customers [Line Items]
Revenue from customers						35,021
Customer D [Member]
Schedule of Revenue from Customers [Line Items]
Revenue from customers						¥ 30,623

[1]	These customers generated less than 10% of the total revenue of the Group during the years ended December 31, 2023, 2024 and 2025.